Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Assets and Liabilities
The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019, which are classified as derivative assets, non-current
derivative assets, derivative liabilities or
non-current
derivative liabilities in our Balance Sheets (in millions):

	Fair Value Measurements as of
	September 30, 2020				December 31, 2019
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liquefaction Supply Derivatives asset (liability)	$(7)	$(5)	$—	$(12)	$3	$(3)	$24	$24

The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of December 31, 2019 and 2018, which are classified as derivative assets, non-current
derivative assets, derivative liabilities or
non-current
derivative liabilities in our Balance Sheets (in millions):

	Fair Value Measurements as of
	December 31, 2019				December 31, 2018
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liquefaction Supply Derivatives asset (liability)	$3	$(3)	$24	$24	$5	$(23)	$(25)	$(43)

Fair Value Measurement Inputs and Valuation Techniques	The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of September 30, 2020:

	Net Fair Value Asset (in millions)	Valuation Approach	Significant Unobservable Input	Range of Significant Unobservable Inputs / Weighted Average (1)
Physical Liquefaction Supply Derivatives	$—	Market approach incorporating present value techniques	Henry Hub basis spread	$(0.527) - $0.055 / $0.001

(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of December 31, 2019:

	Net Fair Value Asset (in millions)	Valuation Approach	Significant Unobservable Input	Significant Unobservable Inputs Range
Physical Liquefaction Supply Derivatives	$24	Market approach incorporating present value techniques	Henry Hub basis spread	$(0.350) - $0.058

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives during the nine months ended September 30, 2020 and 2019 (in millions):

	Nine Months Ended September 30,
	2020	2019
Balance, beginning of period	$24	$(25)
Realized and mark-to-market gains (losses):
Included in cost of sales	(22)	(22)
Purchases and settlements:
Purchases	4	(4)
Settlements	(6)	43
Transfers into Level 3, net (1)	—	—

Balance, end of period	$—	$(8)

Change in unrealized losses relating to instruments still held at end of period	$(22)	$(22)

(1)	Transferred into Level 3 as a result of unobservable market, or out of Level 3 as a result of observable market for the underlying natural gas purchase agreements.

The following table shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives during the years ended December 31, 2019, 2018 and 2017 (in millions):

	Year Ended December 31,
	2019	2018	2017
Balance, beginning of period	$(25)	$43	$79
Realized and mark-to-market gains (losses):
Included in cost of sales	6	(3)	(37)
Purchases and settlements:
Purchases	—	(37)	14
Settlements	42	(29)	(12)
Transfers out of Level 3 (1)	1	1	(1)

Balance, end of period	$24	$(25)	$43

Change in unrealized gains (losses) relating to instruments still held at end of period	$6	$(3)	$(37)

(1)	Transferred to Level 2 as a result of observable market for the underlying natural gas purchase agreements.

Fair Value of Derivative Instruments by Balance Sheet Location
The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Balance Sheets (in millions):

	Fair Value Measurements as of (1)
Balance Sheets Location	September 30, 2020	December 31, 2019
Derivative assets	$14	$17
Non-current derivative assets	30	32

Total derivative assets	44	49

Derivative liabilities	(31)	(9)
Non-current derivative liabilities	(25)	(16)

Total derivative liabilities	(56)	(25)

Derivative asset (liability), net	$(12)	$24

(1)
Does not include collateral posted with counterparties by us of $12 million and $2 million for such contracts, which are included in other current assets in our Balance Sheets as of September 30, 2020 and December 31, 2019, respectively. Includes a natural gas supply contract that we have with a related party, which had a fair value of zero as of September 30, 2020.

The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Balance Sheets (in millions):

	Fair Value Measurements as of (1)
Balance Sheet Location	December 31, 2019	December 31, 2018
Derivative assets	$17	$6
Non-current derivative assets	32	31

Total derivative assets	49	37

Derivative liabilities	(9)	(66)
Non-current derivative liabilities	(16)	(14)

Total derivative liabilities	(25)	(80)

Derivative asset (liability), net	$24	$(43)

(1)
Does not include collateral posted with counterparties by us of $2 million and $1 million for such contracts, which are included in other current assets in our Balance Sheets as of December 31, 2019 and 2018, respectively.

Derivative Instruments, Gain (Loss)
The following table shows the changes in the fair value, settlements and location of our Liquefaction Supply Derivatives recorded on our Statements of Operations during the nine months ended September 30, 2020 and 2019 (in millions):

	Statements of Operations Location (1)	Nine Months Ended September 30,
		2020	2019
Liquefaction Supply Derivatives gain	LNG revenues	$3	$2
Liquefaction Supply Derivatives gain (loss)	Cost of sales	(41)	28

(1)
Does not include the realized value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

Derivative Net Presentation on Balance Sheets	The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions):

Offsetting Derivative Assets (Liabilities)	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
As of September 30, 2020
Liquefaction Supply Derivatives	$47	$(3)	$44
Liquefaction Supply Derivatives	(59)	3	(56)
As of December 31, 2019
Liquefaction Supply Derivatives	$51	$(2)	$49
Liquefaction Supply Derivatives	(27)	2	(25)
The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions):

Offsetting Derivative Assets (Liabilities)	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
As of December 31, 2019
Liquefaction Supply Derivatives	$51	$(2)	$49
Liquefaction Supply Derivatives	(27)	2	(25)
As of December 31, 2018
Liquefaction Supply Derivatives	$63	$(26)	$37
Liquefaction Supply Derivatives	(92)	12	(80)

Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss)
The following table shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative loss, net on our Statements of Income during the years ended December 31, 2019, 2018 and 2017 (in millions):

	Year Ended December 31,
	2019	2018	2017
Interest Rate Derivatives loss	$—	$—	$(2)

Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss)
The following table shows the changes in the fair value, settlements and location of our Liquefaction Supply Derivatives recorded on our Statements of Income during the years ended December 31, 2019, 2018 and 2017 (in millions):

		Year Ended December 31,
	Statement of Income Location (1)	2019	2018	2017
Liquefaction Supply Derivatives gain (loss)	LNG revenues	$1	$(1)	$—
Liquefaction Supply Derivatives gain (loss)	Cost of sales	71	(100)	(24)

(1)
Does not include the realized value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.